RELATED PARTY TRANSACTIONS - Narrative (Details) - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2023
Related Party Transaction [Line Items]
Operating recoveries	$ 37,000,000	$ 383,000,000
Unrealized carried interest allocation expense	3,000,000	38,000,000
Operating expenses (less than)	39,000,000	402,000,000
Additional paid-in-capital	278,000,000	403,000,000
Purchase of tracking option	0	41,000,000
Carrying value of options purchased		40,000,000
Brookfield Asset Management ULC
Related Party Transaction [Line Items]
Maximum borrowing capacity		500,000,000
Brookfield Asset Management ULC | Brookfield Asset Management ULC
Related Party Transaction [Line Items]
Non-cash distributions declared amount		56,000,000
Purchase of tracking option		41,000,000
Brookfield Asset Management ULC | Asset Management Services Agreement
Related Party Transaction [Line Items]
Operating recoveries	0	177,000,000
Unrealized carried interest allocation expense		4,000,000
Additional paid-in-capital	0	88,000,000
Deferred Income		16,000,000
Brookfield Asset Management ULC | Transitional Services Agreement
Related Party Transaction [Line Items]
Operating expenses (less than)		1,000,000
Affiliated Entity | Relationship Agreement
Related Party Transaction [Line Items]
Operating recoveries		$ 206,000,000
Operating expenses (less than)	$ 35,000,000